Loans from Third Parties (Details) - Schedule of loans from third parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	$ 1,593,977	$ 766,500
Sanya Guohong Municipal Projects Construction Co., Ltd.[Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	627,600	766,500
Changshu Tongjiang Engineering Co., Ltd. [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	219,660
Zhang Miao [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	156,900
Pen Jing [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	156,900
Chen Guo [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	66,399
Chai Guirong [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	313,800
Hainan Boxinda Science Technology Partnership [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	$ 52,718